Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Goodwill [Line Items]
Beginning Balance	$ 134,939	$ 139,158
Goodwill related to acquisitions	7,902
Goodwill additions related to prior acquisitions		1,826
Foreign currency effects on Goodwill	(1,172)	(6,045)
Ending Balance	$ 141,669	$ 134,939